RELATED PARTY TRANSACTIONS AND BALANCES - Contract liabilities- related parties (Details) - Jun. 30, 2026	CNY (¥)	USD ($)
Related Parties
RELATED PARTY TRANSACTIONS AND BALANCES
Contract liabilities	¥ 400,000	$ 58,953